REGULATORY CAPITAL	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Regulatory Capital
REGULATORY CAPITAL

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies.   Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Company's consolidated financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities and certain off-balance sheet items, as calculated under regulatory accounting practices.  The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined) and of Tier I capital (as defined) to total assets (as defined).  As of December 31, 2014 and 2013, the Bank met the conditions to be classified as “well capitalized” under the regulatory framework for prompt corrective action.  There are no conditions or events since then that management believes have changed the Bank’s regulatory category.  As a savings and loan holding company regulated by the FRB, the Company is not currently subject to any separate regulatory capital requirements. The Dodd-Frank Act, however, requires the FRB to promulgate consolidated capital requirements for depository institution holding companies that are no less stringent, quantitatively in terms of components of capital, than those applicable to institutions themselves. There is a five-year transition period before the capital requirements will apply to savings and loan holding companies.

In July 2013, the FRB released its final rules which will implement the Basel III regulatory capital reforms from the Basel Committee on Banking Supervision and certain changes required by the Dodd-Frank Act. These rules became effective January 1, 2015 for community banks and increased both the quality and quantity of capital held by banks. The final rule implements strict eligibility criteria for regulatory capital instruments and improves the methodology for calculating risk-weighted assets to enhance risk sensitivity. Consistent with the international Basel framework, the final rule includes a new minimum capital requirement of common equity Tier I capital to risk-weighted assets of 4.5 percent and a common equity Tier I capital conservation buffer of 2.5 percent of risk-weighted assets. The capital conservation buffer will be phased in beginning January 1, 2016 at 0.625 percent of risk-weighted assets, increasing each year until fully implemented at 2.5 percent on January 1, 2019. In addition, the final rule raises the minimum ratio of Tier I capital to risk-weighted assets requirement from 4 percent to 6 percent and includes a minimum leverage ratio of 4 percent for all banking organizations. Management believes the Bank's capital levels will be characterized as "well-capitalized" upon implementation of the new rules.
The Bank's actual capital amounts and ratios at December 31, 2014 and 2013 were as follows:

December 31, 2014	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
Tier 1 Capital Ratio	$123,862	9.37%	$52,876	4.00%	$66,095	5.00%
Tier 1 Risk-based Capital Ratio	123,862	14.86	33,341	4.00	50,012	6.00
Total Risk-based Capital Ratio	132,306	15.87	66,695	8.00	83,369	10.00
Tangible Equity Ratio	123,862	9.37	19,828	1.50	N/A	N/A

December 31, 2013	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
Tier 1 Capital Ratio	$117,477	8.94%	$52,550	4.00%	$65,688	5.00%
Tier 1 Risk-based Capital Ratio	117,477	14.71	31,936	4.00	47,905	6.00
Total Risk-based Capital Ratio	124,964	15.65	63,873	8.00	79,841	10.00
Tangible Equity Ratio	117,477	8.94	19,706	1.50	N/A	N/A

Reconciliations of the Company’s total capital to the Bank’s regulatory capital are as follows:

	December 31,
	2014	2013
	(In Thousands)
Total capital per consolidated financial statements	$157,739	$152,842
Holding company equity not available for regulatory capital	(13,151)	(14,336)
Accumulated (gains) losses on available for sale securities	(189)	689
Intangible assets	(18,697)	(19,566)
Disallowed deferred tax asset	(1,840)	(2,152)
Total tier I capital	123,862	117,477
Adjustments for total capital:
Allowance for loan and credit losses	8,444	7,487
Total capital per regulatory reporting	$132,306	$124,964